UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21574

Eaton Vance Floating-Rate Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

May 31

Date of Fiscal Year End

November 30, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating-Rate Income Trust (EFT)

Semiannual Report

November 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report November 30, 2017

Eaton Vance

Floating-Rate Income Trust

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Officers and Trustees	44

Important Notices	45

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Performance1,2

Portfolio Managers Scott H. Page, CFA and Ralph Hinckley, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	06/29/2004	2.44%	8.01%	5.80%	5.91%
Fund at Market Price	—	–3.20	2.54	3.45	6.16
S&P/LSTA Leveraged Loan Index	—	1.72%	4.91%	4.11%	4.84%

% Premium/Discount to NAV[3]
					–8.06%

Distributions[4]
Total Distributions per share for the period					$0.414
Distribution Rate at NAV					5.42%
Distribution Rate at Market Price					5.89%

% Total Leverage[5]
Borrowings					25.51%
Variable Rate Term Preferred Shares (VRTP Shares)					8.54

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Fund Profile

Top 10 Issuers (% of total investments)6

Reynolds Group Holdings, Inc.	1.2%

Valeant Pharmaceuticals International, Inc.	1.1

Univision Communications, Inc.	1.1

TransDigm, Inc.	1.0

Asurion, LLC	1.0

Virgin Media Investment Holdings Limited	0.9

Envision Healthcare Corporation	0.8

MEG Energy Corp.	0.8

Infor (US), Inc.	0.8

Jaguar Holding Company II	0.8

Total	9.5%

Top 10 Sectors (% of total investments)6

Health Care	9.8%

Electronics/Electrical	9.5

Business Equipment and Services	8.1

Chemicals and Plastics	4.8

Retailers (Except Food and Drug)	4.2

Telecommunications	4.2

Drugs	4.0

Industrial Equipment	3.9

Leisure Goods/Activities/Movies	3.9

Cable and Satellite Television	3.7

Total	56.1%

Credit Quality (% of bonds, loans and asset-backed securities)7

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Performance results reflect the effects of leverage. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Leverage represents the liquidation value of the Fund’s VRTP Shares and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus VRTP Shares and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Excludes cash and cash equivalents.

[7]

Credit ratings are categorized using S&P. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by S&P.

Fund profile subject to change due to active management.

4

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 137.1%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.0%
Accudyne Industries, LLC
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing August 2, 2024	775	$779,904
IAP Worldwide Services, Inc.
Revolving Loan, 1.38%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2018(2)	325	324,887
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), Maturing July 18, 2019(3)	435	352,989
TransDigm, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing June 9, 2023	6,676	6,684,791
Term Loan, 4.35%, (USD LIBOR + 3.00%), Maturing August 22, 2024(4)	2,892	2,908,463
Wesco Aircraft Hardware Corp.
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021	1,021	1,012,314

		$12,063,348

Automotive — 2.7%
Allison Transmission, Inc.
Term Loan, 3.35%, (1 mo. USD LIBOR + 2.00%), Maturing September 23, 2022	1	$1,444
American Axle and Manufacturing, Inc.
Term Loan, 3.60%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)	3,333	3,345,344
Apro, LLC
Term Loan, 5.35%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024	300	301,500
Belron S.A.
Term Loan, Maturing November 7, 2024(5)	600	605,625
Chassix Holdings, Inc.
Term Loan, 7.06%, (USD LIBOR + 5.50%), Maturing November 15, 2024(4)	750	742,500
CS Intermediate Holdco 2, LLC
Term Loan, 3.58%, (3 mo. USD LIBOR + 2.25%), Maturing November 2, 2023	618	621,876
Dayco Products, LLC
Term Loan, 6.48%, (3 mo. USD LIBOR + 5.00%), Maturing May 19, 2023	1,119	1,131,968
FCA US, LLC
Term Loan, 3.29%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018	1,338	1,343,389
Federal-Mogul Holdings Corporation
Term Loan, 5.02%, (USD LIBOR + 3.75%), Maturing April 15, 2021(4)	3,331	3,358,366

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
Horizon Global Corporation
Term Loan, 5.85%, (1 mo. USD LIBOR + 4.50%), Maturing June 30, 2021		409	$412,841
Sage Automotive Interiors, Inc.
Term Loan, 6.35%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022		794	797,970
TI Group Automotive Systems, LLC
Term Loan, 3.75%, (3 mo. EURIBOR + 3.00%, Floor 0.75%), Maturing June 30, 2022	EUR	882	1,059,751
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2022		1,057	1,063,746
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		1,414	1,421,475
Visteon Corporation
Term Loan, 3.41%, (3 mo. USD LIBOR + 2.00%), Maturing March 24, 2024		685	690,986

			$16,898,781

Beverage and Tobacco — 0.8%
Arterra Wines Canada, Inc.
Term Loan, 4.04%, (2 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		2,382	$2,399,865
Flavors Holdings, Inc.
Term Loan, 7.08%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		1,310	1,225,240
Term Loan - Second Lien, 11.33%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		1,000	810,000
Refresco Group B.V.
Term Loan, Maturing September 26, 2024(5)		375	377,812

			$4,812,917

Brokerage / Securities Dealers / Investment Houses — 0.9%
Aretec Group, Inc.
Term Loan, 5.49%, (1 week USD LIBOR + 4.25%), Maturing November 23, 2020		1,606	$1,621,812
Term Loan - Second Lien, 6.74%, (1 mo. USD LIBOR + 5.50% (2.00% Cash, 4.74% PIK)), Maturing May 23, 2021		2,759	2,761,969
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 8.88%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		600	603,000
Salient Partners L.P.
Term Loan, 9.85%, (3 mo. USD LIBOR + 8.50%), Maturing May 19, 2021		775	752,205

			$5,738,986

5	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Building and Development — 3.5%
Agro Merchants NAI Holdings, LLC
Term Loan, Maturing November 16, 2024(5)	400	$404,250
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.50%), Maturing October 31, 2023	2,836	2,850,813
Beacon Roofing Supply, Inc.
Term Loan, Maturing August 23, 2024(5)	625	627,958
Core & Main L.P.
Term Loan, 4.46%, (6 mo. USD LIBOR + 3.00%), Maturing August 1, 2024	825	830,672
CPG International, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 3, 2024	2,032	2,046,821
DTZ U.S. Borrower, LLC
Term Loan, 4.69%, (USD LIBOR + 3.25%), Maturing November 4, 2021(4)	4,142	4,081,993
Henry Company, LLC
Term Loan, 5.85%, (1 mo. USD LIBOR + 4.50%), Maturing October 5, 2023	347	350,849
Quikrete Holdings, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	2,878	2,889,844
RE/MAX International, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	2,101	2,120,905
Realogy Corporation
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.25%), Maturing July 20, 2022	916	920,785
Summit Materials Companies I, LLC
Term Loan, Maturing November 11, 2024(5)	675	679,359
VICI Properties 1, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.50%), Maturing October 14, 2022	496	496,485
Werner FinCo L.P.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	1,150	1,154,312
WireCo WorldGroup, Inc.
Term Loan, 6.98%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2023	644	645,310
Term Loan - Second Lien, 10.48%, (3 mo. USD LIBOR + 9.00%), Maturing September 30, 2024	1,500	1,507,500

		$21,607,856

Business Equipment and Services — 12.1%
Acosta Holdco, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021	3,318	$2,899,502

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
AlixPartners, LLP
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing April 4, 2024	2,090	$2,101,813
Altisource Solutions S.a.r.l.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.50%), Maturing December 9, 2020	1,305	1,262,495
Avatar Purchaser, Inc.
Term Loan, 5.02%, (1 mo. USD LIBOR + 3.75%), Maturing September 6, 2024	1,400	1,408,750
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.61%, (USD LIBOR + 4.25%), Maturing June 21, 2024(4)	574	576,670
Brickman Group Ltd., LLC
Term Loan, 4.34%, (USD LIBOR + 3.00%), Maturing December 18, 2020(4)	875	880,054
Camelot UK Holdco Limited
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023	1,262	1,267,015
Cast and Crew Payroll, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing September 26, 2024	423	426,311
Change Healthcare Holdings, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024	7,139	7,165,340
Corporate Capital Trust, Inc.
Term Loan, 4.63%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2019	1,013	1,016,391
CPM Holdings, Inc.
Term Loan, 5.60%, (1 mo. USD LIBOR + 4.25%), Maturing April 11, 2022	294	298,244
Crossmark Holdings, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019	1,516	882,945
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024	1,397	1,400,864
Education Management, LLC
Term Loan, 5.85%, (3 mo. USD LIBOR + 4.50%), Maturing July 2, 2020(3)	252	119,488
Term Loan, 8.85%, (3 mo. USD LIBOR + 7.50%), Maturing July 2, 2020(3)	566	0
EIG Investors Corp.
Term Loan, 5.46%, (USD LIBOR + 4.00%), Maturing February 9, 2023(4)	3,764	3,797,621
Element Materials Technology Group US Holdings, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024	425	428,010

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Extreme Reach, Inc.
Term Loan, 7.59%, (3 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		2,544	$2,541,954
First Data Corporation
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		2,703	2,707,071
Garda World Security Corporation
Term Loan, 4.97%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		2,109	2,118,814
Term Loan, 5.65%, (3 mo. USD LIBOR + 4.25%), Maturing May 24, 2024	CAD	970	753,827
Global Payments, Inc.
Term Loan, 3.35%, (1 mo. USD LIBOR + 2.00%), Maturing April 21, 2023		994	999,314
GreenSky Holdings, LLC
Term Loan, 5.38%, (1 mo. USD LIBOR + 4.00%), Maturing August 26, 2024		1,775	1,783,875
IG Investment Holdings, LLC
Term Loan, 4.89%, (3 mo. USD LIBOR + 3.50%), Maturing October 29, 2021		2,185	2,200,834
Information Resources, Inc.
Term Loan, 5.62%, (3 mo. USD LIBOR + 4.25%), Maturing January 18, 2024		920	927,508
ION Trading Technologies S.a.r.l.
Term Loan, Maturing November 30, 2024(5)	EUR	2,275	2,735,459
J.D. Power and Associates
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing September 7, 2023		3,475	3,509,662
KAR Auction Services, Inc.
Term Loan, 3.63%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		1,980	1,992,235
Kronos Incorporated
Term Loan, 4.90%, (USD LIBOR + 3.50%), Maturing November 1, 2023(4)		6,427	6,467,031
LegalZoom.com, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.50%), Maturing November 15, 2024		800	798,000
Term Loan - Second Lien, Maturing November 17, 2025(5)		600	597,000
Monitronics International, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		2,384	2,347,094
PGX Holdings, Inc.
Term Loan, 6.60%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		1,401	1,393,571
Prime Security Services Borrower, LLC
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		2,805	2,829,248

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Red Ventures, LLC
Term Loan, 5.33%, (3 mo. USD LIBOR + 4.00%), Maturing November 8, 2024		1,300	$1,296,263
Spin Holdco, Inc.
Term Loan, 5.15%, (2 mo. USD LIBOR + 3.75%), Maturing November 14, 2022		3,537	3,569,170
Techem GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2024	EUR	1,400	1,677,805
Tempo Acquisition, LLC
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		948	946,796
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.17%, (3 mo. USD LIBOR + 2.75%), Maturing September 2, 2021		1,229	1,230,797
Vantiv, LLC
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.00%), Maturing August 7, 2024		1,050	1,057,219
Term Loan, Maturing March 31, 2025(5)		300	301,547
Vestcom Parent Holdings, Inc.
Term Loan, 5.35%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		571	576,394
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		270	271,525
West Corporation
Term Loan, 5.35%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		1,175	1,174,725

			$74,736,251

Cable and Satellite Television — 5.5%
Charter Communications Operating, LLC
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2024		2,241	$2,254,726
CSC Holdings, LLC
Term Loan, 3.51%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		3,800	3,781,277
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	498	584,331
Term Loan, 4.13%, (3 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		2,015	1,973,570
Radiate Holdco, LLC
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		771	766,065
Term Loan, Maturing February 1, 2024(5)		1,300	1,287,000

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Telenet Financing USD, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2025		3,300	$3,308,250
Unitymedia Hessen GmbH & Co. KG
Term Loan, Maturing October 16, 2024(5)	EUR	1,000	1,193,001
UPC Financing Partnership
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		2,600	2,606,965
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing October 15, 2026	EUR	2,000	2,388,683
Virgin Media Bristol, LLC
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.50%), Maturing January 31, 2026		7,400	7,405,284
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	2,425	2,894,775
Ziggo Secured Finance Partnership
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		3,825	3,809,631

			$34,253,558

Chemicals and Plastics — 7.0%
Alpha 3 B.V.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		599	$603,064
Aruba Investments, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing February 2, 2022		1,004	1,005,277
Ashland, Inc.
Term Loan, 3.30%, (USD LIBOR + 2.00%), Maturing May 17, 2024(4)		623	626,944
Avantor, Inc.
Term Loan, 5.29%, (3 mo. USD LIBOR + 4.00%), Maturing September 7, 2024		1,325	1,328,312
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.33%, (3 mo. USD LIBOR + 2.00%), Maturing June 1, 2024		2,726	2,739,503
Chemours Company (The)
Term Loan, 3.00%, (1 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing May 12, 2022	EUR	706	849,051
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.50%), Maturing May 12, 2022		345	348,528
Emerald Performance Materials, LLC
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		552	556,741
Term Loan - Second Lien, 9.10%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		625	625,261

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Ferro Corporation
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.50%), Maturing February 14, 2024		448	$449,989
Flint Group GmbH
Term Loan, 4.36%, (USD LIBOR + 3.00%), Maturing September 7, 2021(4)		162	147,942
Flint Group US, LLC
Term Loan, 4.36%, (USD LIBOR + 3.00%), Maturing September 7, 2021(4)		978	894,929
Gemini HDPE, LLC
Term Loan, 4.38%, (3 mo. USD LIBOR + 3.00%), Maturing August 7, 2021		2,420	2,429,114
H.B. Fuller Company
Term Loan, 3.53%, (1 mo. USD LIBOR + 2.25%), Maturing October 12, 2024		2,175	2,185,875
Huntsman International, LLC
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2023		780	786,108
Ineos US Finance, LLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	3,275	3,905,579
Term Loan, 3.35%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		100	100,297
Kraton Polymers, LLC
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing January 6, 2022		1,448	1,464,767
MacDermid, Inc.
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020		1,162	1,171,053
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		2,992	3,011,537
Minerals Technologies, Inc.
Term Loan, 3.54%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		998	1,011,254
Orion Engineered Carbons GmbH
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing July 31, 2024	EUR	838	1,005,653
Term Loan, 3.83%, (3 mo. USD LIBOR + 2.50%), Maturing July 31, 2024		1,171	1,176,380
PolyOne Corporation
Term Loan, 3.26%, (1 mo. USD LIBOR + 2.00%), Maturing November 11, 2022		540	544,431
PQ Corporation
Term Loan, 4.63%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2022		2,271	2,296,151

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Solenis International L.P.
Term Loan, 4.50%, (3 mo. EURIBOR + 3.50%, Floor 1.00%), Maturing July 31, 2021	EUR	1,043	$1,257,267
Term Loan, 4.73%, (3 mo. USD LIBOR + 3.25%), Maturing July 31, 2021		314	315,921
Sonneborn Refined Products B.V.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		72	72,146
Sonneborn, LLC
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		409	408,826
Trinseo Materials Operating S.C.A.
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2024		1,813	1,828,410
Tronox Blocked Borrower, LLC
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		1,119	1,130,070
Tronox Finance, LLC
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		2,581	2,607,855
Unifrax Corporation
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024		599	599,996
Univar, Inc.
Term Loan, 3.84%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2024		3,528	3,544,141
Venator Materials Corporation
Term Loan, 4.38%, (3 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		425	427,391

			$43,455,763

Conglomerates — 0.0%(6)
Penn Engineering & Manufacturing Corp.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		274	$275,684

			$275,684

Containers and Glass Products — 3.8%
Berry Plastics Group, Inc.
Term Loan, 3.56%, (USD LIBOR + 2.25%), Maturing October 1, 2022(4)		930	$933,934
BWAY Holding Company
Term Loan, 4.60%, (USD LIBOR + 3.25%), Maturing April 3, 2024(4)		1,072	1,078,567
Consolidated Container Company, LLC
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.50%), Maturing May 22, 2024		425	428,055

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)
Flex Acquisition Company, Inc.
Term Loan, 4.34%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		3,507	$3,531,050
Horizon Holdings III SAS
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	1,692	2,015,486
Libbey Glass, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		1,138	1,083,992
Pelican Products, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing April 11, 2020		1,349	1,355,728
Reynolds Group Holdings, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		5,830	5,862,369
Ring Container Technologies Group, LLC
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		825	827,578
SIG Combibloc PurchaseCo S.a.r.l.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 13, 2022	EUR	2,644	3,175,596
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing March 13, 2022		1,217	1,224,166
Tekni-Plex, Inc.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing October 17, 2024	EUR	1,375	1,649,123
Term Loan, 4.67%, (2 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		325	327,133

			$23,492,777

Cosmetics / Toiletries — 0.7%
Coty, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing October 27, 2022		936	$938,137
Galleria Co.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.00%), Maturing September 29, 2023		1,900	1,905,525
KIK Custom Products, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 4.50%), Maturing August 26, 2022		1,594	1,603,070

			$4,446,732

Drugs — 5.5%
Albany Molecular Research, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		850	$853,985
Term Loan - Second Lien, 8.33%, (3 mo. USD LIBOR + 7.00%), Maturing August 30, 2025		500	510,000

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs (continued)
Alkermes, Inc.
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing September 25, 2021		405	$408,051
Amneal Pharmaceuticals, LLC
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2019		3,385	3,405,158
Arbor Pharmaceuticals, Inc.
Term Loan, 6.33%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		2,981	3,007,503
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.63%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		5,137	5,177,256
Horizon Pharma, Inc.
Term Loan, 4.56%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024		3,693	3,713,465
Jaguar Holding Company II
Term Loan, 4.09%, (USD LIBOR + 2.75%), Maturing August 18, 2022(4)		7,110	7,130,471
Mallinckrodt International Finance S.A.
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		3,162	3,163,677
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.50%), Maturing April 1, 2022		6,308	6,403,535

			$33,773,101

Ecological Services and Equipment — 1.4%
Advanced Disposal Services, Inc.
Term Loan, 3.45%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		2,293	$2,298,304
Charah, LLC
Term Loan, 7.71%, (3 mo. USD LIBOR + 6.25%), Maturing October 25, 2024		700	707,000
EnergySolutions, LLC
Term Loan, 6.09%, (3 mo. USD LIBOR + 4.75%), Maturing May 29, 2020		2,823	2,864,077
GFL Environmental, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 29, 2023		891	895,455
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing September 29, 2023	CAD	1,485	1,152,468
Wrangler Buyer Corp.
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing September 27, 2024		575	579,056

			$8,496,360

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical — 14.0%
Almonde, Inc.
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	2,868	$2,868,484
Answers Finance, LLC
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021	502	484,630
Applied Systems, Inc.
Term Loan, 4.57%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024	2,450	2,478,903
Aptean, Inc.
Term Loan, 5.59%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022	2,736	2,761,902
Avast Software B.V.
Term Loan, 4.06%, (3 mo. USD LIBOR + 2.75%), Maturing September 29, 2023	2,118	2,135,398
Campaign Monitor Finance Pty. Limited
Term Loan, 6.58%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021	1,035	1,011,441
CommScope, Inc.
Term Loan, 3.38%, (USD LIBOR + 2.00%), Maturing December 29, 2022(4)	755	758,848
CPI International, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	725	729,531
Cypress Semiconductor Corporation
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.75%), Maturing July 5, 2021	1,125	1,133,203
DigiCert, Inc.
Term Loan, 6.13%, (3 mo. USD LIBOR + 4.75%), Maturing October 31, 2024	1,025	1,039,574
Electrical Components International, Inc.
Term Loan, 6.09%, (3 mo. USD LIBOR + 4.75%), Maturing May 28, 2021	2,207	2,223,333
Electro Rent Corporation
Term Loan, 6.35%, (2 mo. USD LIBOR + 5.00%), Maturing January 19, 2024	1,365	1,388,569
Entegris, Inc.
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021	190	190,642
Exact Merger Sub, LLC
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	675	681,750
Excelitas Technologies Corp.
Term Loan, 6.34%, (3 mo. USD LIBOR + 5.00%), Maturing October 31, 2020	893	894,529
Term Loan, Maturing November 15, 2024(5)	525	529,922

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Eze Castle Software, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing April 6, 2020		2,461	$2,479,321
Go Daddy Operating Company, LLC
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		5,829	5,853,384
GTCR Valor Companies, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing June 16, 2023		800	811,125
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing June 20, 2023	EUR	500	604,052
Hyland Software, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022		3,006	3,041,780
Infoblox, Inc.
Term Loan, 6.35%, (1 mo. USD LIBOR + 5.00%), Maturing November 7, 2023		2,139	2,149,279
Infor (US), Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		7,249	7,252,083
Informatica Corporation
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing August 5, 2022		3,683	3,700,283
Lattice Semiconductor Corporation
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		549	554,899
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		1,303	1,304,248
MA FinanceCo., LLC
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.50%), Maturing November 19, 2021		3,050	3,053,668
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		529	528,590
Microsemi Corporation
Term Loan, 3.38%, (2 mo. USD LIBOR + 2.00%), Maturing January 13, 2023		537	539,869
MTS Systems Corporation
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		1,411	1,423,094
Renaissance Learning, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing April 9, 2021		2,221	2,239,034
Term Loan - Second Lien, 8.33%, (3 mo. USD LIBOR + 7.00%), Maturing April 11, 2022		250	251,875
Rocket Software, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing October 14, 2023		1,287	1,301,613

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Seattle Spinco, Inc.
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		3,571	$3,580,160
SGS Cayman L.P.
Term Loan, 6.71%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		215	207,410
SkillSoft Corporation
Term Loan, 6.10%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021		4,573	4,403,716
SS&C Technologies, Inc.
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		73	73,535
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		1,682	1,694,562
SurveyMonkey, Inc.
Term Loan, 5.84%, (3 mo. USD LIBOR + 4.50%), Maturing April 13, 2024		1,446	1,462,647
Sutherland Global Services, Inc.
Term Loan, 6.71%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		925	891,024
Switch Ltd.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		274	277,141
Syncsort Incorporated
Term Loan, 6.36%, (3 mo. USD LIBOR + 5.00%), Maturing August 9, 2024		1,625	1,589,962
Tibco Software, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020		547	550,109
Uber Technologies
Term Loan, 5.33%, (1 mo. USD LIBOR + 4.00%), Maturing July 13, 2023		4,360	4,400,594
Veritas Bermuda Ltd.
Term Loan, 5.83%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023		2,446	2,450,241
VF Holding Corp.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2023		3,022	3,043,812
Wall Street Systems Delaware, Inc.
Term Loan, Maturing November 30, 2024(5)	EUR	625	746,696
Term Loan, Maturing November 30, 2024(5)		800	802,250
Western Digital Corporation
Term Loan, 3.31%, (3 mo. USD LIBOR + 2.00%), Maturing April 29, 2023		2,054	2,064,562

			$86,637,277

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Equipment Leasing — 0.7%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.53%, (1 mo. USD LIBOR + 2.25%), Maturing April 3, 2022	4,514	$4,519,343

		$4,519,343

Financial Intermediaries — 4.9%
Americold Realty Operating Partnership L.P.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.75%), Maturing December 1, 2022	457	$462,006
Armor Holding II, LLC
Term Loan, 5.84%, (3 mo. USD LIBOR + 4.50%), Maturing June 26, 2020	2,428	2,441,519
Term Loan - Second Lien, 10.34%, (3 mo. USD LIBOR + 9.00%), Maturing December 26, 2020	1,425	1,432,125
Citco Funding, LLC
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022	2,863	2,892,925
Donnelley Financial Solutions, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023	343	345,000
FinCo I, LLC
Term Loan, 2.75%, (USD LIBOR + 2.75%), Maturing June 14, 2022	1,275	1,290,937
Focus Financial Partners, LLC
Term Loan, 4.57%, (3 mo. USD LIBOR + 3.25%), Maturing July 3, 2024	1,200	1,210,125
Freedom Mortgage Corporation
Term Loan, 6.96%, (6 mo. USD LIBOR + 5.50%), Maturing February 23, 2022	2,029	2,061,689
Greenhill & Co., Inc.
Term Loan, 5.05%, (USD LIBOR + 3.75%), Maturing October 12, 2022(4)	1,100	1,106,875
Guggenheim Partners, LLC
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	1,265	1,264,801
Harbourvest Partners, LLC
Term Loan, 3.86%, (3 mo. USD LIBOR + 2.50%), Maturing February 4, 2021	643	644,212
LPL Holdings, Inc.
Term Loan, 3.65%, (USD LIBOR + 2.25%), Maturing September 23, 2024(4)	1,496	1,499,991
MIP Delaware, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020	218	218,791
NXT Capital, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.50%), Maturing November 22, 2022	2,855	2,883,102

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Ocwen Financial Corporation
Term Loan, 6.24%, (3 mo. USD LIBOR + 5.00%), Maturing December 5, 2020		433	$435,291
Quality Care Properties, Inc.
Term Loan, 6.60%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2022		2,878	2,899,837
Sesac Holdco II, LLC
Term Loan, 4.62%, (USD LIBOR + 3.25%), Maturing February 23, 2024(4)		597	596,254
Virtus Investment Partners, Inc.
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing June 1, 2024		549	555,483
Walker & Dunlop, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020		2,177	2,199,228
Walter Investment Management Corp.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.75%), Maturing December 18, 2020		4,121	3,865,260

			$30,305,451

Food Products — 4.0%
American Seafoods Group, LLC
Term Loan, 4.68%, (USD LIBOR + 3.25%), Maturing August 21, 2023(4)		375	$380,156
Badger Buyer Corp.
Term Loan, 5.38%, (3 mo. USD LIBOR + 4.00%), Maturing September 26, 2024		375	379,453
Blue Buffalo Company Ltd.
Term Loan, 3.35%, (1 mo. USD LIBOR + 2.00%), Maturing May 27, 2024		1,097	1,106,165
Clover Merger Sub, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		2,600	2,493,834
Del Monte Foods, Inc.
Term Loan, 4.70%, (USD LIBOR + 3.25%), Maturing February 18, 2021(4)		1,242	1,009,694
Term Loan - Second Lien, 8.69%, (6 mo. USD LIBOR + 7.25%), Maturing August 18, 2021		1,500	737,501
Dole Food Company, Inc.
Term Loan, 4.03%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		1,888	1,897,904
Froneri International PLC
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing September 29, 2023	EUR	1,250	1,509,730
High Liner Foods Incorporated
Term Loan, 4.58%, (USD LIBOR + 3.25%), Maturing April 24, 2021(4)		848	852,675

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
HLF Financing S.a.r.l.
Term Loan, 6.85%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023		1,612	$1,613,800
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing July 2, 2022	EUR	356	428,298
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022		2,074	2,084,704
JBS USA, LLC
Term Loan, 3.76%, (1 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		6,915	6,784,510
Nomad Foods Europe Midco Limited
Term Loan, 4.00%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2024		650	653,656
Pinnacle Foods Finance, LLC
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing February 2, 2024		868	874,245
Post Holdings, Inc.
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.25%), Maturing May 24, 2024		1,796	1,804,337

			$24,610,662

Food Service — 2.2%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.59%, (USD LIBOR + 2.25%), Maturing February 16, 2024(4)		6,393	$6,401,334
Centerplate, Inc.
Term Loan, 5.06%, (USD LIBOR + 3.75%), Maturing November 26, 2019(4)		2,018	2,018,078
NPC International, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		948	954,732
Pizza Hut Holdings, LLC
Term Loan, 3.28%, (1 mo. USD LIBOR + 2.00%), Maturing June 16, 2023		1,064	1,073,057
Seminole Hard Rock Entertainment, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020		287	289,165
TKC Holdings, Inc.
Term Loan, 5.67%, (USD LIBOR + 4.25%), Maturing February 1, 2023(4)		1,119	1,133,368
Welbilt, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		1,772	1,788,980

			$13,658,714

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food / Drug Retailers — 1.9%
Albertsons, LLC
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021		1,353	$1,317,391
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		1,489	1,450,319
Term Loan, 4.46%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		4,023	3,915,585
Holland & Barrett International
Term Loan, 5.58%, (3 mo. GBP LIBOR + 5.25%), Maturing August 4, 2024	GBP	450	602,621
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	450	535,612
Rite Aid Corporation
Term Loan - Second Lien, 5.96%, (1 week USD LIBOR + 4.75%), Maturing August 21, 2020		1,500	1,506,562
Term Loan - Second Lien, 5.09%, (1 week USD LIBOR + 3.88%), Maturing June 21, 2021		1,500	1,503,750
Supervalu, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		252	244,304
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		420	407,173

			$11,483,317

Forest Products — 0.2%
Expera Specialty Solutions, LLC
Term Loan, 5.60%, (1 mo. USD LIBOR + 4.25%), Maturing November 3, 2023		1,139	$1,154,154

			$1,154,154

Health Care — 14.1%
Acadia Healthcare Company, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing February 11, 2022		267	$269,485
ADMI Corp.
Term Loan, 5.15%, (USD LIBOR + 3.75%), Maturing April 30, 2022(4)		367	371,030
Akorn, Inc.
Term Loan, 5.63%, (1 mo. USD LIBOR + 4.25%), Maturing April 16, 2021		935	940,109
Alliance Healthcare Services, Inc.
Term Loan, 5.88%, (3 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		875	880,469
Term Loan - Second Lien, 11.38%, (3 mo. USD + 10.00%), Maturing October 3, 2024		525	517,125

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing August 4, 2021	1,092	$1,092,466
Argon Medical Devices, Inc.
Term Loan, Maturing October 11, 2024(5)	425	427,125
Auris Luxembourg III S.a.r.l.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022	829	836,050
Beaver-Visitec International, Inc.
Term Loan, 6.33%, (3 mo. USD LIBOR + 5.00%), Maturing August 21, 2023	866	866,250
BioClinica, Inc.
Term Loan, 5.63%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	1,540	1,517,260
CareCore National, LLC
Term Loan, 5.35%, (1 mo. USD LIBOR + 4.00%), Maturing March 5, 2021	3,680	3,689,243
Carestream Dental Equipment, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	1,400	1,404,157
CeramTec Acquisition Corporation
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	35	35,415
Certara L.P.
Term Loan, 5.35%, (1 mo. USD LIBOR + 4.00%), Maturing August 3, 2024	1,000	1,010,000
CHG Healthcare Services, Inc.
Term Loan, 4.63%, (USD LIBOR + 3.25%), Maturing June 7, 2023(4)	2,365	2,383,590
Community Health Systems, Inc.
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.75%), Maturing December 31, 2019	1,924	1,878,383
Term Loan, 4.48%, (3 mo. USD LIBOR + 3.00%), Maturing January 27, 2021	2,103	2,015,332
Concentra, Inc.
Term Loan, 4.32%, (USD LIBOR + 3.00%), Maturing June 1, 2022(4)	286	289,294
Convatec, Inc.
Term Loan, 3.58%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	647	656,451
CPI Holdco, LLC
Term Loan, 4.83%, (3 mo. USD LIBOR+ 3.50%), Maturing March 21, 2024	721	725,884
CryoLife, Inc.
Term Loan, Maturing November 14, 2024(5)	525	525,656
Davis Vision Incorporated
Term Loan, Maturing November 1, 2024(5)	500	504,062

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
DaVita HealthCare Partners, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021	3,459	$3,496,410
DJO Finance, LLC
Term Loan, 4.59%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)	2,370	2,353,771
Envision Healthcare Corporation
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023	7,794	7,820,719
Equian, LLC
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.75%), Maturing May 20, 2024	343	346,261
Term Loan, 5.08%, (USD LIBOR + 3.75%), Maturing May 20, 2024(4)	106	106,542
Faenza Acquisition GmbH
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	84	84,469
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	276	275,842
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023	2,129	2,145,835
GHX Ultimate Parent Corporation
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024	723	725,899
Greatbatch Ltd.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.25%), Maturing October 27, 2022	2,350	2,370,805
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.45%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	3,706	3,720,852
INC Research, LLC
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2024	492	493,520
Indivior Finance S.a.r.l.
Term Loan, 7.39%, (3 mo. USD LIBOR + 6.00%), Maturing December 19, 2019	858	866,700
Kindred Healthcare, Inc.
Term Loan, 4.88%, (3 mo. USD LIBOR + 3.50%), Maturing April 9, 2021	1,596	1,602,462
Kinetic Concepts, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	2,943	2,938,579
KUEHG Corp.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	2,860	2,875,381
Term Loan - Second Lien, 9.58%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	425	429,250

14	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Medical Depot Holdings, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	785	$714,821
Medical Solutions, LLC
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing June 9, 2024	474	479,143
MMM Holdings, Inc.
Term Loan, 10.25%, (3 mo. USD LIBOR + 8.75%, Floor 1.50%), Maturing June 30, 2019	462	452,780
MPH Acquisition Holdings, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	3,858	3,865,544
MSO of Puerto Rico, Inc.
Term Loan, 10.25%, (3 mo. USD LIBOR + 8.75%, Floor 1.50%), Maturing June 30, 2019	336	329,169
National Mentor Holdings, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	1,073	1,080,316
Navicure, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	675	675,844
New Millennium Holdco, Inc.
Term Loan, 7.85%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	562	221,906
Opal Acquisition, Inc.
Term Loan, 5.33%, (USD LIBOR + 4.00%), Maturing November 27, 2020(4)	3,201	2,984,981
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2021	3,683	3,696,977
Parexel International Corporation
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing September 27, 2024	2,850	2,869,594
PharMerica Corporation
Term Loan, Maturing September 26, 2024(5)	850	855,578
Term Loan - Second Lien, Maturing September 26, 2025(5)	450	454,500
Press Ganey Holdings, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing October 23, 2023	819	824,612
Quintiles IMS Incorporated
Term Loan, 3.33%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	1,226	1,235,686
Term Loan, 3.32%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	1,000	1,006,562
RadNet, Inc.
Term Loan, 5.14%, (USD LIBOR + 3.75%), Maturing June 30, 2023(4)	1,718	1,731,215

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Select Medical Corporation
Term Loan, 4.85%, (USD LIBOR + 3.50%), Maturing March 1, 2021(4)		1,791	$1,816,164
Sotera Health Holdings, LLC
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022		910	909,558
Surgery Center Holdings, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024		1,075	1,055,292
Team Health Holdings, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024		2,239	2,189,777
Tecomet, Inc.
Term Loan, 5.14%, (USD LIBOR + 3.75%), Maturing May 1, 2024(4)		848	855,824
U.S. Anesthesia Partners, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.25%), Maturing June 23, 2024		1,047	1,047,375

			$86,841,351

Home Furnishings — 1.0%
Bright Bidco B.V.
Term Loan, 5.84%, (USD LIBOR + 4.50%), Maturing June 30, 2024(4)		1,496	$1,514,486
Serta Simmons Bedding, LLC
Term Loan, 4.85%, (USD LIBOR + 3.50%), Maturing November 8, 2023(4)		4,888	4,749,975

			$6,264,461

Industrial Equipment — 6.0%
Apex Tool Group, LLC
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2020		2,969	$2,958,808
Clark Equipment Company
Term Loan, 3.83%, (3 mo. USD LIBOR + 2.50%), Maturing May 18, 2024		2,233	2,246,531
Coherent Holding GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing November 7, 2023	EUR	1,034	1,245,493
Delachaux S.A.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		447	450,460
Dragon Merger Sub, LLC
Term Loan, 5.36%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		925	936,563

15	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
DXP Enterprises, Inc.
Term Loan, 6.85%, (1 mo. USD LIBOR + 5.50%), Maturing August 14, 2023		550	$547,938
Engineered Machinery Holdings, Inc.
Term Loan, 4.28%, (USD LIBOR + 3.25%), Maturing July 19, 2024(2)(4)		147	146,956
Term Loan, 4.56%, (3 mo. USD + 3.25%), Maturing July 19, 2024		1,128	1,130,434
EWT Holdings III Corp.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing January 15, 2021		1,659	1,672,293
Filtration Group Corporation
Term Loan, 4.38%, (3 mo. USD LIBOR + 3.00%), Maturing November 21, 2020		644	650,270
Gardner Denver, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	433	518,104
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		1,425	1,431,505
Gates Global, LLC
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing April 1, 2024	EUR	945	1,133,872
Term Loan, 4.39%, (3 mo. USD LIBOR + 3.00%), Maturing April 1, 2024		4,698	4,734,287
Hayward Industries, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		500	502,292
Husky Injection Molding Systems Ltd.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2021		2,812	2,835,902
Milacron, LLC
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing September 28, 2023		3,052	3,061,475
Paladin Brands Holding, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		1,075	1,083,063
Paternoster Holding IV GmbH
Term Loan, 6.00%, (3 mo. EURIBOR + 5.00%, Floor 1.00%), Maturing March 31, 2022	EUR	1,000	1,201,781
Rexnord, LLC
Term Loan, 4.09%, (USD LIBOR + 2.75%), Maturing August 21, 2023(4)		5,029	5,044,894
Robertshaw US Holding Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.50%), Maturing August 10, 2024		500	504,688
Signode Industrial Group US, Inc.
Term Loan, 4.09%, (USD LIBOR + 2.75%), Maturing May 4, 2021(4)		987	994,440

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
STS Operating, Inc.
Term Loan, 5.02%, (1 mo. USD LIBOR + 3.75%), Maturing February 12, 2021	304	$306,312
Tank Holding Corp.
Term Loan, 5.56%, (USD LIBOR + 4.25%), Maturing March 16, 2022(4)	1,160	1,165,086
Thermon Industries, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024	400	403,500

		$36,906,947

Insurance — 4.2%
Alliant Holdings I, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.25%), Maturing August 12, 2022	2,596	$2,610,888
AmWINS Group, Inc.
Term Loan, 4.07%, (USD LIBOR + 2.75%), Maturing January 25, 2024(4)	2,357	2,366,395
Asurion, LLC
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing August 4, 2022	5,402	5,432,357
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023	2,406	2,419,543
Term Loan - Second Lien, 7.35%, (1 mo. USD LIBOR + 6.00%), Maturing August 4, 2025	1,725	1,773,516
Cunningham Lindsey U.S., Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2019	614	604,787
Term Loan - Second Lien, 9.33%, (3 mo. USD LIBOR + 8.00%), Maturing June 10, 2020	1,000	910,000
Hub International Limited
Term Loan, 4.41%, (USD LIBOR + 3.00%), Maturing October 2, 2020(4)	4,171	4,194,539
NFP Corp.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.50%), Maturing January 8, 2024	2,245	2,261,655
USI Holdings Corporation
Term Loan, Maturing May 16, 2024(5)	650	648,510
USI, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	2,450	2,447,447

		$25,669,637

Leisure Goods / Activities / Movies — 5.8%
AMC Entertainment, Inc.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2022	2,328	$2,336,733
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023	596	596,121

16	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Ancestry.com Operations, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		3,226	$3,249,440
Bombardier Recreational Products, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2023		4,826	4,859,430
Bright Horizons Family Solutions, Inc.
Term Loan, 3.35%, (1 mo. USD LIBOR + 2.00%), Maturing November 7, 2023		1,579	1,586,194
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022		1,450	1,452,302
ClubCorp Club Operations, Inc.
Term Loan, 4.59%, (3 mo. USD LIBOR + 3.25%), Maturing August 15, 2024		1,950	1,956,094
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		2,025	2,039,343
Emerald Expositions Holding, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		1,247	1,254,409
Etraveli Holding AB
Term Loan, Maturing November 24, 2024(5)	EUR	850	997,801
Lindblad Expeditions, Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021		199	200,091
Term Loan, 5.95%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021		1,539	1,550,706
Live Nation Entertainment, Inc.
Term Loan, 3.63%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		2,819	2,842,104
Match Group, Inc.
Term Loan, 3.85%, (2 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		558	561,996
Sabre GLBL, Inc.
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		1,053	1,058,649
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		1,969	1,945,534
SRAM, LLC
Term Loan, 4.69%, (USD LIBOR + 3.25%), Maturing March 15, 2024(4)		2,059	2,063,839
Steinway Musical Instruments, Inc.
Term Loan, 5.13%, (3 mo. USD LIBOR + 3.75%), Maturing September 19, 2019		2,165	2,137,853

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
UFC Holdings, LLC
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	1,559	$1,570,249
WMG Acquisition Corp.
Term Loan, 3.83%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2023	1,493	1,497,249

		$35,756,137

Lodging and Casinos — 4.7%
Amaya Holdings B.V.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	4,660	$4,690,961
Term Loan - Second Lien, 8.33%, (3 mo. USD LIBOR + 7.00%), Maturing August 1, 2022	923	927,933
Aristocrat Leisure Limited
Term Loan, 3.36%, (3 mo. USD LIBOR + 2.00%), Maturing September 19, 2024	550	552,922
Boyd Gaming Corporation
Term Loan, 3.70%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023	1,090	1,096,429
CityCenter Holdings, LLC
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.50%), Maturing April 18, 2024	2,170	2,182,105
Cyan Blue Holdco 3 Limited
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	299	302,149
Eldorado Resorts, LLC
Term Loan, 3.55%, (USD LIBOR + 2.25%), Maturing April 17, 2024(4)	914	915,376
ESH Hospitality, Inc.
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.25%), Maturing August 30, 2023	1,436	1,440,761
Four Seasons Hotels Limited
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.50%), Maturing November 30, 2023	1,017	1,023,761
Gateway Casinos & Entertainment Limited
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing February 22, 2023	424	429,634
Golden Nugget, Inc.
Term Loan, 4.60%, (USD LIBOR + 3.25%), Maturing October 4, 2023(4)	4,646	4,688,782
Hanjin International Corp.
Term Loan, 3.85%, (3 mo. USD LIBOR + 2.50%), Maturing September 20, 2020	550	551,031
Hilton Worldwide Finance, LLC
Term Loan, 3.33%, (1 mo. USD LIBOR + 2.00%), Maturing October 25, 2023	4,697	4,726,534

17	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
La Quinta Intermediate Holdings, LLC
Term Loan, 4.11%, (3 mo. USD LIBOR + 2.75%), Maturing April 14, 2021	1,060	$1,068,209
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.25%), Maturing April 25, 2023	2,069	2,080,135
Playa Resorts Holding B.V.
Term Loan, 4.37%, (USD LIBOR + 3.00%), Maturing April 5, 2024(4)	2,347	2,358,679
Tropicana Entertainment, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing November 27, 2020	217	218,692

		$29,254,093

Nonferrous Metals / Minerals — 1.6%
Dynacast International, LLC
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022	1,329	$1,345,539
Fairmount Santrol, Inc.
Term Loan, 7.38%, (3 mo. USD LIBOR + 6.00%), Maturing November 1, 2022	1,900	1,905,641
Global Brass & Copper, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 3.25%), Maturing July 18, 2023	916	928,341
Murray Energy Corporation
Term Loan, 8.58%, (3 mo. USD LIBOR + 7.25%), Maturing April 16, 2020	2,106	1,873,738
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)(7)	63	38,073
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(8)	1,055	168,038
Oxbow Carbon, LLC
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.50%), Maturing January 19, 2020	731	740,848
Term Loan - Second Lien, 8.35%, (1 mo. USD LIBOR + 7.00%), Maturing January 17, 2020	2,225	2,237,516
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)(7)	618	389,195

		$9,626,929

Oil and Gas — 4.0%
Ameriforge Group, Inc.
Term Loan, 14.33%, (9.33% (3 mo. USD LIBOR + 8.00%) Cash, 5.00% PIK), Maturing June 8, 2022	765	$818,668

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Aquilex Holdings, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing October 3, 2024	775	$780,813
Term Loan - Second Lien, 9.74%, (1 mo. USD LIBOR + 8.50%), Maturing October 3, 2025	425	415,438
BCP Raptor, LLC
Term Loan, 5.73%, (3 mo. USD LIBOR + 4.25%), Maturing June 24, 2024	773	780,310
Bronco Midstream Funding, LLC
Term Loan, 5.44%, (3 mo. USD LIBOR + 4.00%), Maturing August 15, 2020	1,762	1,779,991
CITGO Holding, Inc.
Term Loan, 9.84%, (3 mo. USD LIBOR + 8.50%), Maturing May 12, 2018	716	718,551
CITGO Petroleum Corporation
Term Loan, 4.84%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021	1,067	1,058,998
Crestwood Holdings, LLC
Term Loan, 9.44%, (3 mo. USD LIBOR + 8.00%), Maturing June 19, 2019	966	971,062
Fieldwood Energy, LLC
Term Loan, 4.21%, (3 mo. USD LIBOR + 2.88%), Maturing September 28, 2018	1,125	1,096,691
Term Loan, 8.33%, (3 mo. USD LIBOR + 7.00%), Maturing August 31, 2020	1,350	1,257,187
Term Loan, 8.46%, (3 mo. USD LIBOR + 7.13%), Maturing September 30, 2020	727	512,467
Term Loan - Second Lien, 8.46%, (3 mo. USD LIBOR + 7.13%), Maturing September 30, 2020	973	311,391
Green Plains Renewable Energy, Inc.
Term Loan, 6.75%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023	1,100	1,107,562
Medallion Midland Acquisition, LLC
Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing October 30, 2024	675	677,953
MEG Energy Corp.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	7,608	7,626,011
Paragon Offshore Finance Company
Term Loan, 0.00%, Maturing July 18, 2021(3)(8)	8	0
Term Loan, 7.35%, (3 mo. USD LIBOR + 6.00% (1.00% Cash, 6.35% PIK)), Maturing July 18, 2022	59	49,243
Seadrill Partners Finco, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing February 21, 2021	1,180	918,804

18	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Sheridan Investment Partners II L.P.
Term Loan, 4.98%, (USD LIBOR + 3.50%), Maturing December 16, 2020(4)	39	$33,660
Term Loan, 4.98%, (USD LIBOR + 3.50%), Maturing December 16, 2020(4)	104	90,253
Term Loan, 4.98%, (USD LIBOR + 3.50%), Maturing December 16, 2020(4)	748	648,804
Sheridan Production Partners I, LLC
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	124	106,343
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	203	174,187
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,535	1,314,541
Ultra Resources, Inc.
Term Loan, 4.41%, (3 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	1,550	1,550,969

		$24,799,897

Publishing — 2.1%
Ascend Learning, LLC
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.25%), Maturing July 12, 2024	1,225	$1,232,656
Getty Images, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	5,869	5,132,102
Harland Clarke Holdings Corp.
Term Loan, 6.07%, (2 mo. USD LIBOR + 4.75%), Maturing November 1, 2023	985	989,705
LSC Communications, Inc.
Term Loan, 6.84%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	1,104	1,111,068
Merrill Communications, LLC
Term Loan, 6.63%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	630	636,023
Multi Color Corporation
Term Loan, 3.60%, (1 mo. USD LIBOR+ 2.25%), Maturing October 31, 2024	350	352,625
ProQuest, LLC
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	1,953	1,980,693
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2022	897	901,949
Tweddle Group, Inc.
Term Loan, 7.38%, (3 mo. USD LIBOR + 6.00%), Maturing October 24, 2022	842	848,504

		$13,185,325

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television — 4.0%
ALM Media Holdings, Inc.
Term Loan, 5.83%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	439	$399,831
CBS Radio, Inc.
Term Loan, 4.17%, (3 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	1,635	1,642,020
Cumulus Media Holdings, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.25%), Maturing December 23, 2020	4,399	3,835,477
E.W. Scripps Company (The)
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing October 2, 2024	400	402,500
Entravision Communications Corporation
Term Loan, Maturing November 20, 2024(5)	1,175	1,177,938
Gray Television, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	273	274,439
Hubbard Radio, LLC
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.25%), Maturing May 27, 2022	568	569,754
iHeartCommunications, Inc.
Term Loan, 8.08%, (3 mo. USD LIBOR + 6.75%), Maturing January 30, 2019	2,132	1,612,182
Term Loan, 8.83%, (3 mo. USD LIBOR + 7.50%), Maturing July 30, 2019	364	274,221
Mission Broadcasting, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	334	334,997
Nexstar Broadcasting, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	2,642	2,653,638
Radio Systems Corporation
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.50%), Maturing May 2, 2024	449	451,680
Raycom TV Broadcasting, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.75%), Maturing August 23, 2024	1,175	1,185,648
Sinclair Television Group, Inc.
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	549	549,547
Univision Communications, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	9,707	9,656,851

		$25,020,723

19	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) — 6.2%
Ascena Retail Group, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	2,376	$2,027,677
Bass Pro Group, LLC
Term Loan, 6.35%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	1,425	1,389,820
BJ’s Wholesale Club, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing February 3, 2024	1,070	1,053,878
CDW, LLC
Term Loan, 3.34%, (3 mo. USD LIBOR + 2.00%), Maturing August 17, 2023	4,993	5,035,625
Coinamatic Canada, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	47	47,552
David’s Bridal, Inc.
Term Loan, 5.34%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	2,106	1,752,734
Evergreen Acqco 1 L.P.
Term Loan, 5.11%, (USD LIBOR + 3.75%), Maturing July 9, 2019(4)	2,410	2,233,105
Global Appliance, Inc.
Term Loan, 5.34%, (3 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	1,050	1,062,469
Harbor Freight Tools USA, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	1,461	1,472,215
J. Crew Group, Inc.
Term Loan, 4.32%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	3,182	1,630,043
LSF9 Atlantis Holdings, LLC
Term Loan, 7.24%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	1,093	1,098,932
Men’s Wearhouse, Inc. (The)
Term Loan, 4.79%, (USD LIBOR + 3.50%), Maturing June 18, 2021(4)	1,477	1,464,345
Michaels Stores, Inc.
Term Loan, 4.07%, (USD LIBOR + 2.75%), Maturing January 30, 2023(4)	2,095	2,081,567
Neiman Marcus Group Ltd., LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	2,319	1,895,683
Party City Holdings, Inc.
Term Loan, 4.43%, (USD LIBOR + 3.00%), Maturing August 19, 2022(4)	2,719	2,723,816
PetSmart, Inc.
Term Loan, 4.34%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	4,397	3,786,065

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
PFS Holding Corporation
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	2,388	$1,898,215
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	556	534,060
Rent-A-Center, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing March 19, 2021	126	124,989
Staples, Inc.
Term Loan, 5.31%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	675	647,156
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.35%, (1 mo. USD LIBOR + 5.00%), Maturing August 21, 2019	2,575	2,375,047
Vivid Seats Ltd.
Term Loan, 5.35%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2024	2,122	2,123,514

		$38,458,507

Steel — 0.3%
Neenah Foundry Company
Term Loan, 7.83%, (USD LIBOR + 6.50%), Maturing April 26, 2019(4)	371	$367,005
Zekelman Industries, Inc.
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing June 14, 2021	1,245	1,254,321

		$1,621,326

Surface Transport — 0.6%
Hertz Corporation (The)
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	1,136	$1,133,940
Kenan Advantage Group, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	120	120,964
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	396	397,774
PODS, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022	372	374,221
Stena International S.a.r.l.
Term Loan, 4.34%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	1,689	1,595,869

		$3,622,768

20	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Telecommunications — 6.0%
CenturyLink, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		5,575	$5,361,873
Colorado Buyer, Inc.
Term Loan, 4.38%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		898	904,034
Consolidated Communications, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023		1,170	1,154,581
Digicel International Finance Limited
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.75%), Maturing May 28, 2024		1,825	1,832,413
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	2,075	2,479,338
Frontier Communications Corp.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		2,070	1,972,235
Global Eagle Entertainment, Inc.
Term Loan, 8.96%, (3 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		1,284	1,276,262
Intelsat Jackson Holdings S.A.
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing June 30, 2019		3,540	3,537,261
IPC Corp.
Term Loan, 5.89%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		2,316	2,275,102
Mitel Networks Corporation
Term Loan, Maturing September 25, 2023(5)		475	479,750
Onvoy, LLC
Term Loan, 5.83%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		1,791	1,714,882
Sprint Communications, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		3,781	3,786,199
Syniverse Holdings, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing April 23, 2019		2,108	2,078,507
Term Loan, 4.35%, (1 week USD LIBOR + 3.00%), Maturing April 23, 2019		1,967	1,939,651
Telesat Canada
Term Loan, 4.32%, (2 mo. USD LIBOR + 3.00%), Maturing November 17, 2023		5,321	5,361,261
Unitymedia Finance, LLC
Term Loan, Maturing January 15, 2026(5)		1,050	1,045,275

			$37,198,624

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Utilities — 2.7%
Calpine Construction Finance Company L.P.
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.25%), Maturing May 3, 2020	1,101	$1,102,501
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2022	407	408,129
Calpine Corporation
Term Loan, 4.09%, (3 mo. USD LIBOR + 2.75%), Maturing January 15, 2024	3,446	3,452,386
Dayton Power & Light Company (The)
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2022	620	626,314
Granite Acquisition, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 4.00%), Maturing December 19, 2021	121	122,721
Term Loan, 5.34%, (3 mo. USD LIBOR + 4.00%), Maturing December 19, 2021	2,680	2,714,660
Invenergy Thermal Operating I, LLC
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022	959	910,987
Lightstone Generation, LLC
Term Loan, 5.85%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024	101	101,919
Term Loan, 5.85%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024	1,628	1,635,664
Lonestar Generation, LLC
Term Loan, 5.60%, (1 mo. USD LIBOR + 4.25%), Maturing February 22, 2021	1,358	1,342,708
Longview Power, LLC
Term Loan, 7.39%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	3,226	2,177,381
Talen Energy Supply, LLC
Term Loan, 5.35%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023	1,097	1,107,072
Term Loan, 5.35%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	795	800,916

		$16,503,358

Total Senior Floating-Rate Loans (identified cost $855,013,260)		$847,151,115

21	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Corporate Bonds & Notes — 5.8%

Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.1%
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(9)	75	$78,188
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(9)	15	16,181
Orbital ATK, Inc.
5.25%, 10/1/21	45	46,350
TransDigm, Inc.
6.00%, 7/15/22	85	87,869
6.50%, 7/15/24	80	82,000

		$310,588

Automotive — 0.0%(6)
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	20	$20,000
General Motors Financial Co., Inc.
3.25%, 5/15/18	10	10,063
ZF North America Capital, Inc.
4.50%, 4/29/22(9)	150	159,375

		$189,438

Brokerage / Securities Dealers / Investment Houses — 0.0%(6)
Alliance Data Systems Corp.
6.375%, 4/1/20(9)	30	$30,323

		$30,323

Building and Development — 0.1%
Builders FirstSource, Inc.
10.75%, 8/15/23(9)	18	$20,340
HD Supply, Inc.
5.75%, 4/15/24(9)	15	16,012
Hillman Group, Inc. (The)
6.375%, 7/15/22(9)	55	54,587
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(9)	120	127,200
Standard Industries, Inc.
6.00%, 10/15/25(9)	50	54,135
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19	45	46,125
5.875%, 6/15/24	60	64,725
USG Corp.
5.50%, 3/1/25(9)	5	5,369

Security	Principal Amount* (000’s omitted)	Value

Building and Development (continued)
VICI Properties 1, LLC/VICI FC, Inc.
8.00%, 10/15/23	38	$42,404

		$430,897

Business Equipment and Services — 0.0%(6)
First Data Corp.
7.00%, 12/1/23(9)	155	$164,397
5.00%, 1/15/24(9)	20	20,775
FTI Consulting, Inc.
6.00%, 11/15/22	40	41,500
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	45	48,937

		$275,609

Cable and Satellite Television — 0.2%
Cablevision Systems Corp.
5.875%, 9/15/22	15	$14,887
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	160	164,700
5.75%, 1/15/24	10	10,388
5.375%, 5/1/25(9)	95	97,731
5.75%, 2/15/26(9)	45	46,800
CSC Holdings, LLC
5.25%, 6/1/24	10	9,772
DISH DBS Corp.
6.75%, 6/1/21	120	128,100
5.875%, 7/15/22	30	30,975
5.875%, 11/15/24	5	5,043
Virgin Media Secured Finance PLC
5.50%, 1/15/25(9)	625	653,906

		$1,162,302

Chemicals and Plastics — 0.4%
Avantor, Inc.
6.00%, 10/1/24(9)	425	$426,859
Hexion, Inc.
6.625%, 4/15/20	2,000	1,775,000
Platform Specialty Products Corp.
6.50%, 2/1/22(9)	45	46,631
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/23	15	16,031
Tronox Finance, LLC
7.50%, 3/15/22(9)	25	26,313

22	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
W.R. Grace & Co.
5.125%, 10/1/21(9)	30	$31,838
5.625%, 10/1/24(9)	15	16,256

		$2,338,928

Conglomerates — 0.0%(6)
Spectrum Brands, Inc.
6.625%, 11/15/22	35	$36,400
5.75%, 7/15/25	75	79,125

		$115,525

Consumer Products — 0.0%(6)
Central Garden & Pet Co.
6.125%, 11/15/23	50	$53,375
HRG Group, Inc.
7.875%, 7/15/19	110	110,578

		$163,953

Containers and Glass Products — 0.9%
Berry Global, Inc.
6.00%, 10/15/22	25	$26,469
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(9)	35	38,303
6.375%, 8/15/25(9)	15	16,941
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20	4,350	4,428,844
4.859%, (3 mo. USD LIBOR + 3.50%), 7/15/21(9)(10)	1,050	1,074,937

		$5,585,494

Distribution & Wholesale — 0.0%(6)
American Tire Distributors, Inc.
10.25%, 3/1/22(9)	50	$51,375

		$51,375

Drugs — 0.7%
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(9)	115	$118,738
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(9)	30	30,075
7.50%, 7/15/21(9)	50	49,625
5.625%, 12/1/21(9)	30	28,050
6.50%, 3/15/22(9)	887	933,567
7.00%, 3/15/24(9)	1,153	1,238,034
5.50%, 11/1/25(9)	1,875	1,903,125

		$4,301,214

Security	Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment — 0.0%(6)
Clean Harbors, Inc.
5.125%, 6/1/21	25	$25,375
Covanta Holding Corp.
5.875%, 3/1/24	25	25,313

		$50,688

Electric Utilities — 0.0%(6)
NRG Yield Operating, LLC
5.375%, 8/15/24	20	$20,850
5.00%, 9/15/26	30	30,675

		$51,525

Electronics / Electrical — 0.3%
Anixter, Inc.
5.50%, 3/1/23	50	$54,000
Infor (US), Inc.
5.75%, 8/15/20(9)	25	25,742
6.50%, 5/15/22	50	51,750
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23	60	63,750
Western Digital Corp.
7.375%, 4/1/23(9)	1,550	1,689,500
Zebra Technologies Corp.
7.25%, 10/15/22	12	12,677

		$1,897,419

Equipment Leasing — 0.1%
International Lease Finance Corp.
7.125%, 9/1/18(9)	400	$414,546

		$414,546

Financial Intermediaries — 0.1%
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.00%, 8/1/20	40	$41,225
JPMorgan Chase & Co.
Series S, 6.75% to 2/1/24(11)(12)	80	91,585
Navient Corp.
5.50%, 1/15/19	110	112,970
5.00%, 10/26/20	30	30,637

		$276,417

Financial Services — 0.0%(6)
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(9)	15	$16,950

		$16,950

23	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Food Products — 0.1%
Dean Foods Co.
6.50%, 3/15/23(9)		30	$29,850
Iceland Bondco PLC
4.629%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(10)	GBP	371	497,915
Post Holdings, Inc.
8.00%, 7/15/25(9)		20	22,600

			$550,365

Food Service — 0.0%(6)
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(9)		65	$66,625
Yum! Brands, Inc.
5.30%, 9/15/19		10	10,463
3.875%, 11/1/23		5	5,056

			$82,144

Health Care — 1.0%
Centene Corp.
4.75%, 5/15/22		20	$20,860
CHS/Community Health Systems, Inc.
7.125%, 7/15/20		15	11,775
6.25%, 3/31/23		1,650	1,551,000
Envision Healthcare Corp.
5.625%, 7/15/22		25	25,563
6.25%, 12/1/24(9)		20	21,175
HCA Healthcare, Inc.
6.25%, 2/15/21		90	96,637
HCA, Inc.
6.50%, 2/15/20		20	21,525
4.75%, 5/1/23		1,200	1,255,500
5.875%, 2/15/26		25	26,656
Hologic, Inc.
5.25%, 7/15/22(9)		40	41,900
4.375%, 10/15/25(9)		30	30,750
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(9)		27	29,768
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(9)		1,850	1,900,875
Teleflex, Inc.
5.25%, 6/15/24		20	21,100

Security	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Tenet Healthcare Corp.
6.00%, 10/1/20	55	$58,162
4.375%, 10/1/21	675	678,375
8.125%, 4/1/22	70	69,562
6.75%, 6/15/23	10	9,388

		$5,870,571

Home Furnishings — 0.0%(6)
Tempur Sealy International, Inc.
5.625%, 10/15/23	10	$10,450

		$10,450

Insurance — 0.0%(6)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer
8.25%, 8/1/23(9)	40	$42,000
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, (8.125% cash or 8.875% PIK), 7/15/19(9)(13)	45	45,113
Hub International, Ltd.
7.875%, 10/1/21(9)	60	62,475

		$149,588

Internet Software & Services — 0.0%(6)
Netflix, Inc.
5.50%, 2/15/22	45	$48,094
5.875%, 2/15/25	55	58,987
Riverbed Technology, Inc.
8.875%, 3/1/23(9)	40	37,800

		$144,881

Leisure Goods / Activities / Movies — 0.2%
National CineMedia, LLC
6.00%, 4/15/22	835	$849,612
Regal Entertainment Group
5.75%, 3/15/22	35	36,225
Royal Caribbean Cruises, Ltd.
7.25%, 3/15/18	50	50,756
Sabre GLBL, Inc.
5.375%, 4/15/23(9)	25	26,125
5.25%, 11/15/23(9)	40	41,700
Viking Cruises, Ltd.
6.25%, 5/15/25(9)	45	47,138

		$1,051,556

24	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Lodging and Casinos — 0.1%
Buffalo Thunder Development Authority
11.00%, 12/9/22(9)	250	$97,341
ESH Hospitality, Inc.
5.25%, 5/1/25(9)	35	35,700
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20	75	79,231
MGM Resorts International
6.625%, 12/15/21	90	100,349
7.75%, 3/15/22	30	34,875
6.00%, 3/15/23	65	71,825
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	30	30,975
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(8)(9)	345	125,925

		$576,221

Media — 0.2%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(9)	900	$929,475

		$929,475

Nonferrous Metals / Minerals — 0.0%(6)
Eldorado Gold Corp.
6.125%, 12/15/20(9)	120	$117,600
Imperial Metals Corp.
7.00%, 3/15/19(9)	25	23,625
New Gold, Inc.
6.25%, 11/15/22(9)	70	72,450

		$213,675

Oil and Gas — 0.3%
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp.
6.25%, 10/15/22	35	$37,224
Antero Resources Corp.
5.375%, 11/1/21	100	102,875
5.625%, 6/1/23	20	20,950
Canbriam Energy, Inc.
9.75%, 11/15/19(9)	30	30,675
CITGO Petroleum Corp.
6.25%, 8/15/22(9)	775	778,394
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	130	134,225

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Endeavor Energy Resources, L.P./EER Finance, Inc.
7.00%, 8/15/21(9)	95	$98,726
8.125%, 9/15/23(9)	25	26,881
Energy Transfer Equity, L.P.
5.875%, 1/15/24	55	59,125
Gulfport Energy Corp.
6.625%, 5/1/23	35	35,963
Matador Resources Co.
6.875%, 4/15/23	40	42,400
Newfield Exploration Co.
5.625%, 7/1/24	130	141,050
Parsley Energy, LLC/Parsley Finance Corp.
5.25%, 8/15/25(9)	15	15,150
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	50	52,000
RSP Permian, Inc.
6.625%, 10/1/22	85	89,675
Seven Generations Energy, Ltd.
6.75%, 5/1/23(9)	65	69,388
6.875%, 6/30/23(9)	30	32,063
SM Energy Co.
6.50%, 1/1/23	90	91,350
Sunoco, L.P./Sunoco Finance Corp.
6.375%, 4/1/23	25	26,531
Williams Cos., Inc. (The)
4.55%, 6/24/24	5	5,206

		$1,889,851

Publishing — 0.0%(6)
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, (8.50% cash or 9.25% PIK), 8/1/19(9)(13)	20	$20,100
Tribune Media Co.
5.875%, 7/15/22	35	35,875

		$55,975

Radio and Television — 0.2%
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	50	$50,563
Series B, 6.50%, 11/15/22	100	101,625
iHeartCommunications, Inc.
9.00%, 12/15/19	953	712,367
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(9)	35	36,094

25	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Sirius XM Radio, Inc.
6.00%, 7/15/24(9)	95	$101,056
Univision Communications, Inc.
6.75%, 9/15/22(9)	270	280,462
5.125%, 5/15/23(9)	30	30,075

		$1,312,242

Retailers (Except Food and Drug) — 0.2%
Dollar Tree, Inc.
5.25%, 3/1/20	50	$51,031
5.75%, 3/1/23	110	115,637
Fresh Market, Inc. (The)
9.75%, 5/1/23(9)	1,300	741,000
Hot Topic, Inc.
9.25%, 6/15/21(9)	25	18,719
L Brands, Inc.
6.875%, 11/1/35	50	50,750
Michaels Stores, Inc.
5.875%, 12/15/20(9)	45	45,788
Murphy Oil USA, Inc.
6.00%, 8/15/23	140	146,300
Party City Holdings, Inc.
6.125%, 8/15/23(9)	60	62,850
Vista Outdoor, Inc.
5.875%, 10/1/23	30	29,550

		$1,261,625

Road & Rail — 0.0%(6)
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(9)	45	$46,800

		$46,800

Software and Services — 0.0%(6)
IHS Markit, Ltd.
5.00%, 11/1/22(9)	60	$64,200
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, (7.125% cash or 7.875% PIK), 5/1/21(9)(13)	60	61,800

		$126,000

Surface Transport — 0.0%(6)
Hertz Corp. (The)
6.25%, 10/15/22	45	$43,200
XPO Logistics, Inc.
6.50%, 6/15/22(9)	75	78,656

		$121,856

Security		Principal Amount* (000’s omitted)	Value

Telecommunications — 0.4%
Avaya, Inc.
9.00%, 4/1/19(8)(9)		45	$35,269
CenturyLink, Inc.
6.75%, 12/1/23		40	38,688
CommScope Technologies, LLC
6.00%, 6/15/25(9)		50	53,750
5.00%, 3/15/27(9)		5	5,050
Frontier Communications Corp.
6.25%, 9/15/21		25	18,538
10.50%, 9/15/22		20	15,900
7.625%, 4/15/24		30	21,225
6.875%, 1/15/25		50	34,500
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20		85	80,750
7.50%, 4/1/21		10	9,363
5.50%, 8/1/23		35	28,744
Level 3 Financing, Inc.
5.375%, 1/15/24		25	25,125
Sprint Communications, Inc.
7.00%, 8/15/20		680	727,600
6.00%, 11/15/22		5	5,056
Sprint Corp.
7.25%, 9/15/21		60	64,050
7.875%, 9/15/23		260	280,800
7.625%, 2/15/25		35	37,257
T-Mobile USA, Inc.
6.625%, 4/1/23		40	41,936
6.375%, 3/1/25		35	37,658
6.50%, 1/15/26		110	120,827
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(9)(10)	EUR	650	776,757

			$2,458,843

Utilities — 0.2%
AES Corp. (The)
5.50%, 3/15/24		20	$21,050
Calpine Corp.
5.25%, 6/1/26(9)		1,150	1,168,688
Dynegy, Inc.
7.375%, 11/1/22		20	21,425
7.625%, 11/1/24		35	38,281
8.125%, 1/30/26(9)		25	27,844

			$1,277,288

Total Corporate Bonds & Notes (identified cost $36,361,920)			$35,792,597

26	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Asset-Backed Securities — 4.5%

Security	Principal Amount (000’s omitted)	Value

ALM Loan Funding, Ltd.
Series 2015-16A, Class D, 6.709%, (3 mo. USD LIBOR + 5.35%), 7/15/27(9)(10)	$1,000	$1,001,196
Apidos CLO XVII
Series 2014-17A, Class C, 4.653%, (3 mo. USD LIBOR + 3.30%), 4/17/26(9)(10)	1,000	1,001,322
Apidos CLO XXI
Series 2015-21A, Class D, 6.904%, (3 mo. USD LIBOR + 5.55%), 7/18/27(9)(10)	1,000	1,005,668
Ares CLO, Ltd.
Series 2014-32A, Class D, 7.116%, (3 mo. USD LIBOR + 5.70%), 11/15/25(9)(10)	2,000	2,005,514
Series 2015-2A, Class E2, 6.578%, (3 mo. USD LIBOR + 5.20%), 7/29/26(9)(10)	1,000	981,924
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 6.459%, (3 mo. USD LIBOR + 5.10%), 7/15/26(9)(10)	525	498,836
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR, 8.809%, (3 mo. USD LIBOR + 7.45%), 10/14/28(9)(10)	1,200	1,231,491
Series 2014-4A, Class E, 6.559%, (3 mo. USD LIBOR + 5.20%), 10/15/26(9)(10)	2,000	2,008,558
Series 2015-5A, Class D, 7.463%, (3 mo. USD LIBOR + 6.10%), 1/20/28(9)(10)	500	509,550
Cent CLO, L.P.
Series 2014-22A, Class D, 6.692%, (3 mo. USD LIBOR + 5.30%), 11/7/26(9)(10)	1,000	1,001,733
Cumberland Park CLO, Ltd.
Series 2015-2A, Class E, 6.363%, (3 mo. USD LIBOR + 5.00%), 7/20/26(9)(10)	2,025	2,012,917
Dryden XL Senior Loan Fund
Series 2015-40A, Class E, 7.366%, (3 mo. USD LIBOR + 5.95%), 8/15/28(9)(10)	1,000	1,003,284
Galaxy CLO, Ltd.
Series 2015-21A, Class E1, 6.963%, (3 mo. USD LIBOR + 5.60%), 1/20/28(9)(10)	1,000	1,001,716
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class E, 7.141%, (3 mo. USD LIBOR + 5.75%), 5/5/27(9)(10)	2,000	1,930,442
Series 2015-23A, Class ER, (3 mo. USD LIBOR + 5.75%),1/20/31(9)(14)	1,200	1,200,000
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 4.863%, (3 mo. USD LIBOR + 3.50%), 4/20/25(9)(10)	500	501,468
Oak Hill Credit Partners XI, Ltd.
Series 2015-11A, Class E, 8.063%, (3 mo. USD LIBOR + 6.70%), 10/20/28(9)(10)	1,000	1,023,361

Security	Principal Amount (000’s omitted)	Value

Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class E2, 7.859%, (3 mo. USD LIBOR + 6.50%), 7/15/27(9)(10)	$2,000	$2,007,065
Palmer Square CLO, Ltd.
Series 2015-2A, Class DR, 7.863%, (3 mo. USD LIBOR + 6.50%), 7/20/30(9)(10)	1,200	1,184,465
Recette CLO, LLC
Series 2015-1A, Class E, 7.063%, (3 mo. USD LIBOR + 5.70%), 10/20/27(9)(10)	1,000	1,002,095
Voya CLO, Ltd.
Series 2013-1A, Class DR, 7.839%, (3 mo. USD LIBOR + 6.48%), 10/15/30(9)(10)	2,000	1,977,516
Westcott Park CLO, Ltd.
Series 2016-1A, Class E, 8.563%, (3 mo. USD LIBOR + 7.20%), 7/20/28(9)(10)	1,600	1,665,994

Total Asset-Backed Securities (identified cost $26,329,071)		$27,756,115

Common Stocks — 1.9%

Security	Shares	Value

Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(15)(16)	58	$598,162

		$598,162

Automotive — 0.1%
Dayco Products, LLC(15)(16)	20,780	$654,570

		$654,570

Business Equipment and Services — 0.4%
Education Management Corp.(3)(15)(16)	3,569,737	$0
RCS Capital Corp.(15)(16)	63,815	2,297,340

		$2,297,340

Electronics / Electrical — 0.3%
Answers Corp.(15)(16)	96,908	$1,534,373

		$1,534,373

Health Care — 0.0%(6)
New Millennium Holdco, Inc.(15)(16)	68,551	$29,134

		$29,134

Lodging and Casinos — 0.0%(6)
Caesars Entertainment Corp.(15)(16)	10,084	$133,613

		$133,613

27	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Nonferrous Metals / Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(15)(16)	707	$0

		$0

Oil and Gas — 0.5%
AFG Holdings, Inc.(15)(16)	60,086	$2,463,526
Nine Point Energy Holdings, Inc.(3)(16)(17)	646	9,500
Paragon Offshore Finance Company, Class A(15)(16)	1,707	1,906
Paragon Offshore Finance Company, Class B(15)(16)	854	16,867
Paragon Offshore, Ltd.(15)(16)	1,707	31,579
Samson Resources II, LLC, Class A(15)(16)	46,484	720,502
Southcross Holdings Group, LLC(3)(15)(16)	67	0
Southcross Holdings L.P., Class A(15)(16)	67	30,150

		$3,274,030

Publishing — 0.5%
ION Media Networks, Inc.(3)(15)	4,429	$2,592,737
MediaNews Group, Inc.(15)(16)	29,104	465,665

		$3,058,402

Total Common Stocks (identified cost $5,692,842)		$11,579,624

Convertible Preferred Stocks — 0.0%(6)

Security	Shares	Value

Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(3)(15)(16)	3,972	$0

		$0

Oil and Gas — 0.0%(6)
Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(16)(17)	14	$14,000

		$14,000

Total Convertible Preferred Stocks (identified cost $294,330)		$14,000

Closed-End Funds — 2.0%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	111,292	$1,545,846
Invesco Senior Income Trust	538,147	2,373,228
Nuveen Credit Strategies Income Fund	406,731	3,335,194

Security	Shares	Value

Nuveen Floating Rate Income Fund	164,907	$1,799,136
Nuveen Floating Rate Income Opportunity Fund	115,017	1,243,334
Voya Prime Rate Trust	441,753	2,244,105

Total Closed-End Funds (identified cost $13,551,541)		$12,540,843

Miscellaneous — 0.0%(6)

Security	Principal Amount	Value

Lodging and Casinos — 0.0%(6)
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(16)	$110,685	$166

Total Miscellaneous (identified cost $0)		$166

Short-Term Investments — 2.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.34%(18)	14,074,877	$14,076,285

Total Short-Term Investments (identified cost $14,076,285)		$14,076,285

Total Investments — 153.6% (identified cost $951,319,249)		$948,910,745

Less Unfunded Loan Commitments — (0.1)%		$(326,570)

Net Investments — 153.5% (identified cost $950,992,679)		$948,584,175

Notes Payable — (38.7)%		$(239,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (12.9)%		$(79,719,600)

Other Assets, Less Liabilities — (1.9)%		$(11,793,660)

Net Assets Applicable to Common Shares — 100.0%		$618,070,915

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected

28	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Portfolio of Investments (Unaudited) — continued

average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portions of the loan that is unfunded. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 12).

(4)

The stated interest rate represents the weighted average interest rate at November 30, 2017 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after November 30, 2017, at which time the interest rate will be determined.

(6)	Amount is less than 0.05%.

(7)	Fixed-rate loan.

(8)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2017, the aggregate value of these securities is $46,530,999 or 7.5% of the Trust’s net assets applicable to common shares.

(10)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2017.

(11)	Security converts to floating rate after the indicated fixed-rate coupon period.

(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(13)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(14)	When-issued, variable rate security whose interest rate will be determined after November 30, 2017.

(15)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(16)	Non-income producing security.

(17)	Restricted security (see Note 7).

(18)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2017.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	9,000,491	EUR	7,622,206	Goldman Sachs International	12/29/17	$—	$(88,064)
USD	2,354,648	EUR	2,000,000	Goldman Sachs International	12/29/17	—	(30,109)
USD	1,662,948	EUR	1,400,000	Goldman Sachs International	12/29/17	—	(6,382)
USD	10,238,312	EUR	8,786,177	Goldman Sachs International	1/31/18	—	(259,754)
USD	3,815,539	EUR	3,275,000	Goldman Sachs International	1/31/18	—	(97,558)
USD	1,063,733	GBP	808,974	State Street Bank and Trust Company	1/31/18	—	(32,727)
USD	1,915,666	CAD	2,459,407	HSBC Bank USA, N.A.	2/28/18	7,025	—
USD	5,606,178	EUR	4,706,822	Goldman Sachs International	2/28/18	—	(26,942)
USD	5,574,011	EUR	4,679,874	State Street Bank and Trust Company	2/28/18	—	(26,858)

						$7,025	$(568,394)

Abbreviations:

EURIBOR	–	Euro Interbank Offered Rate
LIBOR	–	London Interbank Offered Rate
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

29	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	November 30, 2017
Unaffiliated investments, at value (identified cost, $936,916,394)	$934,507,890
Affiliated investment, at value (identified cost, $14,076,285)	14,076,285
Cash	2,555,540
Deposits for derivatives collateral — forward foreign currency exchange contracts	380,000
Foreign currency, at value (identified cost, $5,775,616)	5,765,453
Interest and dividends receivable	3,773,603
Dividends receivable from affiliated investment	10,814
Receivable for investments sold	4,050,995
Receivable for open forward foreign currency exchange contracts	7,025
Prepaid upfront fees on variable rate term preferred shares	243,942
Prepaid upfront fees on notes payable	84,392
Prepaid expenses	39,875
Total assets	$965,495,814

Liabilities
Notes payable	$239,000,000
Variable rate term preferred shares, at liquidation value (net of unamortized deferred debt issuance costs of $280,400)	79,719,600
Payable for investments purchased	24,481,490
Payable for when-issued securities	1,200,000
Payable for open forward foreign currency exchange contracts	568,394
Payable to affiliates:
Investment adviser fee	577,829
Trustees’ fees	8,634
Interest expense and fees payable	1,545,133
Accrued expenses	323,819
Total liabilities	$347,424,899
Commitments and contingencies (Note 13)
Net assets applicable to common shares	$618,070,915

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 39,863,690 shares issued and outstanding	$398,637
Additional paid-in capital	694,926,159
Accumulated net realized loss	(76,406,695)
Accumulated undistributed net investment income	2,284,780
Net unrealized depreciation	(3,131,966)
Net assets applicable to common shares	$618,070,915

Net Asset Value Per Common Share
($618,070,915 ÷ 39,863,690 common shares issued and outstanding)	$15.50

30	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended November 30, 2017
Interest and other income	$23,787,537
Dividends	408,226
Dividends from affiliated investment	81,559
Total investment income	$24,277,322

Expenses
Investment adviser fee	$3,562,619
Trustees’ fees and expenses	25,525
Custodian fee	172,198
Transfer and dividend disbursing agent fees	9,787
Legal and accounting services	123,557
Printing and postage	31,963
Interest expense and fees	4,263,779
Miscellaneous	42,384
Total expenses	$8,231,812

Net investment income	$16,045,510

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$2,074,837
Investment transactions — affiliated investment	(4,282)
Foreign currency transactions	280,810
Forward foreign currency exchange contracts	(1,979,880)
Net realized gain	$371,485
Change in unrealized appreciation (depreciation) —
Investments	$(2,747,848)
Investments — affiliated investment	(392)
Foreign currency	(40,769)
Forward foreign currency exchange contracts	174,530
Net change in unrealized appreciation (depreciation)	$(2,614,479)

Net realized and unrealized loss	$(2,242,994)

Net increase in net assets from operations	$13,802,516

31	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
From operations —
Net investment income	$16,045,510	$34,461,617
Net realized gain (loss)	371,485	(2,513,308)
Net change in unrealized appreciation (depreciation)	(2,614,479)	38,523,713
Net increase in net assets from operations	$13,802,516	$70,472,022
Distributions to common shareholders —
From net investment income	$(16,503,568)	$(34,801,001)
Total distributions to common shareholders	$(16,503,568)	$(34,801,001)

Net increase (decrease) in net assets	$(2,701,052)	$35,671,021

Net Assets Applicable to Common Shares
At beginning of period	$620,771,967	$585,100,946
At end of period	$618,070,915	$620,771,967

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$2,284,780	$2,742,838

32	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended November 30, 2017
Net increase in net assets from operations	$13,802,516
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(158,563,549)
Investments sold and principal repayments	175,036,748
Increase in short-term investments, net	(4,917,679)
Net amortization/accretion of premium (discount)	(697,583)
Amortization of prepaid upfront fees on variable rate term preferred shares	67,068
Amortization of deferred debt issuance costs on variable rate term preferred shares	76,587
Amortization of prepaid upfront fees on notes payable	148,230
Decrease in deposits for derivatives collateral - forward foreign currency exchange contracts	220,000
Decrease in interest and dividends receivable	44,533
Increase in dividends receivable from affiliated investment	(3,566)
Decrease in receivable for open forward foreign currency exchange contracts	6,477
Increase in prepaid expenses	(2,412)
Decrease in payable for open forward foreign currency exchange contracts	(181,007)
Decrease in payable to affiliate for investment adviser fee	(24,412)
Decrease in payable to affiliate for Trustees’ fees	(643)
Increase in interest expense and fees payable	717,978
Increase in accrued expenses	97,946
Decrease in unfunded loan commitments	(319,092)
Net change in unrealized (appreciation) depreciation from investments	2,748,240
Net realized gain from investments	(2,070,555)
Net cash provided by operating activities	$26,185,825

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(16,503,568)
Proceeds from notes payable	13,000,000
Repayments of notes payable	(20,000,000)
Net cash used in financing activities	$(23,503,568)

Net increase in cash*	$2,682,257

Cash at beginning of period(1)	$5,638,736

Cash at end of period(1)	$8,320,993

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings and variable rate term preferred shares	$3,253,916

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(9,748).

(1)	Balance includes foreign currency, at value.

33	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended November 30, 2017 (Unaudited)		Year Ended May 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period (Common shares)	$15.570		$14.680	$15.640	$16.080	$16.300	$15.510

Income (Loss) From Operations
Net investment income(1)	$0.403		$0.864	$0.908	$0.882	$0.889	$1.058
Net realized and unrealized gain (loss)	(0.059)		0.899	(0.964)	(0.431)	(0.145)	0.707
Distributions to APS shareholders —
From net investment income(1)	—		—	—	—	—	(0.024)
Discount on redemption and repurchase of APS(1)	—		—	—	—	—	0.036

Total income (loss) from operations	$0.344		$1.763	$(0.056)	$0.451	$0.744	$1.777

Less Distributions to Common Shareholders
From net investment income	$(0.414)		$(0.873)	$(0.904)	$(0.891)	$(0.966)	$(1.041)

Total distributions to common shareholders	$(0.414)		$(0.873)	$(0.904)	$(0.891)	$(0.966)	$(1.041)

Premium from common shares sold through shelf offering (see Note 6)(1)	$—		$—	$—	$—	$0.002	$0.054

Net asset value — End of period (Common shares)	$15.500		$15.570	$14.680	$15.640	$16.080	$16.300

Market value — End of period (Common shares)	$14.260		$15.150	$13.560	$14.360	$15.180	$16.680

Total Investment Return on Net Asset Value(2)	2.44	%(3)	12.65%	0.46%	3.43%	4.87%	12.15%

Total Investment Return on Market Value(2)	(3.20	)%(3)	18.58%	1.14%	0.59%	(3.19)%	12.66%

34	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended November 30, 2017 (Unaudited)		Year Ended May 31,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Net assets applicable to common shares, end of period (000’s omitted)	$618,071		$620,772	$585,101	$623,439	$641,079	$646,842
Ratios (as a percentage of average daily net assets applicable to common shares):†
Expenses excluding interest and fees(4)	1.28	%(5)	1.32%	1.36%	1.37%	1.36%	1.38	%(6)
Interest and fee expense(7)	1.37	%(5)	1.16%	0.93%	0.80%	0.77%	0.66%
Total expenses(4)	2.65	%(5)	2.48%	2.29%	2.17%	2.13%	2.04	%(6)
Net investment income	5.17	%(5)	5.68%	6.22%	5.60%	5.50%	6.61	%(6)
Portfolio Turnover	16	%(3)	47%	29%	32%	35%	47%
Senior Securities:
Total notes payable outstanding (in 000’s)	$239,000		$246,000	$232,000	$290,000	$300,000	$290,000
Asset coverage per $1,000 of notes payable(8)	$3,921		$3,849	$3,867	$3,426	$3,404	$3,506
Total preferred shares outstanding	800		800	800	800	800	800
Asset coverage per preferred share(9)	$293,753		$290,421	$287,532	$268,497	$268,705	$274,822
Involuntary liquidation preference per preferred share(10)	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000
Approximate market value per preferred share(10)	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(7)	Interest and fee expense relates to variable rate term preferred shares (see Note 2) and the notes payable, primarily incurred to redeem the Trust’s APS (see Note 9).

(8)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(9)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 294%, 290%, 288%, 268%, 269% and 275% at November 30, 2017 and May 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(10)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31,
		2017	2016	2015	2014	2013
Expenses excluding interest and fees	0.83%	0.86%	0.86%	0.85%	0.85%	0.89%
Interest and fee expense	0.90%	0.76%	0.58%	0.50%	0.49%	0.42%
Total expenses	1.73%	1.62%	1.44%	1.35%	1.34%	1.31%
Net investment income	3.38%	3.72%	3.90%	3.50%	3.46%	4.23%

35	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s investment objective is to provide a high level of current income. The Trust will, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a

36

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Notes to Financial Statements (Unaudited) — continued

consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of November 30, 2017, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At November 30, 2017, the Trust had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Trust may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trust maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

37

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Notes to Financial Statements (Unaudited) — continued

L  Interim Financial Statements — The interim financial statements relating to November 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Variable Rate Term Preferred Shares

On December 18, 2012, the Trust issued 800 shares of Series C-1 Variable Rate Term Preferred Shares (Series C-1 VRTP Shares) in a private offering to a commercial paper conduit sponsored by a large financial institution (the Conduit). The Trust used the net proceeds from the issuance to enter into a series of transactions which resulted in a redemption and/or repurchase of its Auction Preferred Shares.

Variable rate term preferred shares are a form of preferred shares that represent stock of the Trust. They have a par value of $0.01 per share and a liquidation preference of $100,000 per share. The Series C-1 VRTP Shares also had an original mandatory redemption date of December 18, 2015 that had been extended on May 20, 2015 to July 8, 2016 and further extended on December 22, 2015 to January 8, 2017 and on June 24, 2016 to April 7, 2017 upon consent of the holders of the Series C-1 VRTP Shares and approval of the Trust’s Board of Trustees.

On September 30, 2016, the Series C-1 VRTP Shares were transferred to another large financial institution (the Assignee) as permitted by the Trust’s By-laws. The transferred Series C-1 VRTP Shares were then exchanged for an equal number of Series L-2 Variable Rate Term Preferred Shares (Series L-2 VRTP Shares), and the mandatory redemption date was extended to three years from the date of transfer. In addition, beginning one year after the date of the transfer, the Assignee is permitted to accelerate the redemption date of the Series L-2 VRTP Shares to 365 days following delivery of a redemption notice to the Trust. Dividends on the Series L-2 VRTP Shares are determined each day based on a spread of 1.85% to three-month LIBOR. Such spread is determined based on the current credit rating of the Series L-2 VRTP Shares, which is provided by Moody’s Investors Service.

The Series L-2 VRTP Shares are redeemable at the option of the Trust at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, on any business day and solely for the purpose of reducing the leverage of the Trust. The Series L-2 VRTP Shares are also subject to mandatory redemption at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance or leverage ratio requirements with respect to the Series L-2 VRTP Shares. Six months prior to the mandatory redemption date, the Trust is required to segregate in a liquidity account with its custodian investments equal to 110% of the Series L-2 VRTP Shares’ redemption price, and over the six month period execute a series of liquidation transactions to assure sufficient liquidity to redeem the Series L-2 VRTP Shares. The holders of the Series L-2 VRTP Shares, voting as a class, are entitled to elect two Trustees of the Trust. If the dividends on the Series L-2 VRTP Shares remain unpaid in an amount equal to two full years’ dividends, the holders of the Series L-2 VRTP Shares as a class have the right to elect a majority of the Board of Trustees.

For financial reporting purposes, the liquidation value of the Series L-2 VRTP Shares (net of unamortized deferred debt issuance costs) is presented as a liability on the Statement of Assets and Liabilities and unpaid dividends are included in interest expense and fees payable. Dividends accrued on Series L-2 VRTP Shares are treated as interest payments for financial reporting purposes and are included in interest expense and fees on the Statement of Operations.

In connection with the transfer of the Series C-1 VRTP Shares to the Assignee on September 30, 2016, the Trust paid an upfront fee of $400,000 and debt issuance costs of $458,267, both of which are being amortized to interest expense and fees over a period of three years to September 30, 2019. The unamortized amount of the debt issuance costs as of November 30, 2017 is presented as a deduction of the liability for variable rate term preferred shares on the Statement of Assets and Liabilities.

The carrying amount of the Series L-2 VRTP Shares at November 30, 2017 represents its liquidation value, which approximates fair value. If measured at fair value, the Series L-2 VRTP Shares would have been considered as Level 2 in the fair value hierarchy (see Note 12) at November 30, 2017. The average liquidation preference of the Series L-2 VRTP Shares during the six months ended November 30, 2017 was $80,000,000.

3  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding variable rate term preferred shares. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Dividends to variable rate term preferred shareholders are accrued daily and payable quarterly. The dividend rate on Series L-2 VRTP Shares at November 30, 2017 was 3.34%. The amount of dividends accrued and the average annual dividend rate of the Series L-2 VRTP Shares during the six months ended November 30, 2017 were $1,294,400 and 3.23%, respectively.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

38

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Notes to Financial Statements (Unaudited) — continued

At May 31, 2017, the Trust, for federal income tax purposes, had capital loss carryforwards of $57,689,142 and deferred capital losses of $17,405,623 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryforwards will expire on May 31, 2018 ($40,967,167) and May 31, 2019 ($16,721,975) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Trust’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at May 31, 2017, $17,405,623 are long-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Trust at November 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$952,713,796

Gross unrealized appreciation	$15,134,338
Gross unrealized depreciation	(19,825,328)

Net unrealized depreciation	$(4,690,990)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.75% of the Trust’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. For the six months ended November 30, 2017, the Trust’s investment adviser fee amounted to $3,562,619. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Trust, but receives no compensation.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended November 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $153,420,772 and $176,429,926, respectively, for the six months ended November 30, 2017.

6  Common Shares of Beneficial Interest and Shelf Offering

The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended November 30, 2017 and the year ended May 31, 2017.

On November 11, 2013, the Board of Trustees of the Trust authorized the repurchase by the Trust of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended November 30, 2017 and the year ended May 31, 2017.

Pursuant to a registration statement filed with the SEC, the Trust is authorized to issue up to an additional 5,495,789 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. During the six months ended November 30, 2017 and the year ended May 31, 2017, there were no shares sold by the Trust pursuant to its shelf offering.

7  Restricted Securities

At November 30, 2017, the Trust owned the following securities (representing less than 0.01% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights

39

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Notes to Financial Statements (Unaudited) — continued

(exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	646	$34,722	$9,500

Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	14	14,000	14,000

Total Restricted Securities			$48,722	$23,500

8  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at November 30, 2017 is included in the Portfolio of Investments. At November 30, 2017, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At November 30, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $568,394. The aggregate fair value of assets pledged as collateral by the Trust for such liability was $380,000 at November 30, 2017.

The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments.

40

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at November 30, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$7,025	$(568,394)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Trust’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Trust’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Trust for such assets and pledged by the Trust for such liabilities as of November 30, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

HSBC Bank USA, N.A.	$7,025	$—	$—	$—	$7,025

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Goldman Sachs International	$(508,809)	$—	$—	$350,000	$(158,809)
State Street Bank and Trust Company	(59,585)	—	—	—	(59,585)

	$(568,394)	$—	$—	$350,000	$(218,394)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended November 30, 2017 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$(1,979,880)	$174,530

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended November 30, 2017, which is indicative of the volume of this derivative type, was approximately $36,457,000.

41

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Notes to Financial Statements (Unaudited) — continued

9  Revolving Credit and Security Agreement

The Trust has entered into a Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank to borrow up to $295 million. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, in effect through March 12, 2018, the Trust also pays a program fee of 0.67% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 60% of the total facility size) per annum on the borrowing limit under the Agreement. Program and liquidity fees for the six months ended November 30, 2017 totaled $1,071,130 and are included in interest expense and fees on the Statement of Operations. The Trust also paid an upfront fee of $295,000, which is being amortized to interest expense over a period of one year through March 2018. The unamortized balance at November 30, 2017 is approximately $84,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At November 30, 2017, the Trust had borrowings outstanding under the Agreement of $239,000,000 at an interest rate of 1.39%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at November 30, 2017 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 12) at November 30, 2017. For the six months ended November 30, 2017, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $248,453,552 and 1.29%, respectively.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Credit Risk

The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

42

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Notes to Financial Statements (Unaudited) — continued

At November 30, 2017, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$844,126,719	$2,697,826	$846,824,545
Corporate Bonds & Notes	—	35,792,597	—	35,792,597
Asset-Backed Securities	—	27,756,115	—	27,756,115
Common Stocks	133,613	8,245,612	3,200,399	11,579,624
Convertible Preferred Stocks	—	—	14,000	14,000
Closed-End Funds	12,540,843	—	—	12,540,843
Miscellaneous	—	166	—	166
Short-Term Investments	—	14,076,285	—	14,076,285

Total Investments	$12,674,456	$929,997,494	$5,912,225	$948,584,175

Forward Foreign Currency Exchange Contracts	$—	$7,025	$—	$7,025

Total	$12,674,456	$930,004,519	$5,912,225	$948,591,200

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(568,394)	$—	$(568,394)

Total	$—	$(568,394)	$—	$(568,394)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended November 30, 2017 is not presented.

At November 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

13  Legal Proceedings

In May 2015, the Trust was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Trust is approximately $4,166,000 (equal to 0.67% of net assets applicable to common shares at November 30, 2017). The Trust cannot predict the outcome of these proceedings or the effect, if any, on the Trust’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Trust as incurred.

43

Eaton Vance

Floating-Rate Income Trust

November 30, 2017

Officers and Trustees

Officers of Eaton Vance Floating-Rate Income Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Income Trust

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company, and has no employees.

Number of Shareholders

As of November 30, 2017, Trust records indicate that there are 9 registered shareholders and approximately 19,594 shareholders owning the Trust shares in street name, such as through brokers, banks and financial intermediaries.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EFT.

44

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

45

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7739    11.30.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 25, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 25, 2018